Related Party Transactions (Details Textual) (USD $)	11 Months Ended	12 Months Ended	20 Months Ended	32 Months Ended	12 Months Ended
	Oct. 31, 2012 CIS Acquisition Holding [Member]	Oct. 31, 2013 CIS Acquisition Holding [Member]	Oct. 31, 2012 CIS Acquisition Holding [Member]	Oct. 31, 2013 CIS Acquisition Holding [Member]	Oct. 31, 2013 Promissory Note [Member] Intercarbo AG [Member]	Jul. 16, 2012 Promissory Note [Member] Intercarbo AG [Member]	Apr. 30, 2012 Promissory Note [Member] Intercarbo AG [Member]	Feb. 13, 2012 Promissory Note [Member] Intercarbo AG [Member]
Related Party Transaction [Line Items]
Unsecured Debt						$ 170,000	$ 52,000	$ 180,155
Repayments of Unsecured Debt					387,155
Operating Leases, Rent Expense	$ 7,500	$ 75,000	$ 0	$ 75,000